PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS

31)  PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS

a)    Accounting policy

The Company and its subsidiaries individually sponsor pension funds of post-retirement benefits for active and retired employees, in addition to a multisponsor supplementary retirement plan and health care plan for former employees. Contributions are determined on an actuarial basis and recorded on an accrual basis. Liabilities relating to defined benefit plans are determined based on actuarial evaluations at each year-end, in order to ensure that sufficient reserves have been set up for both current and future commitments.

Actuarial liabilities related to defined benefit plans were calculated using the projected unit credit method. Actuarial gains and losses are recognized immediately in equity (in other comprehensive income).

For plans with defined contribution characteristics, the obligation is limited to the contributions payable, which are recognized in the P&L in the respective accrual periods.

The asset or liability related to defined benefit plan to be recognized in the financial statements corresponds to the present value of the obligation for the defined benefit (using a discount rate based on long-term National Treasury Notes - “NTNs”), less the fair value of plan assets that will be used to settle the obligations. Plan assets are assets held by a privately held supplementary pension plan entity. Plan assets are not available to the Company’s creditors or those of its subsidiaries and cannot be paid directly to the Company or its subsidiaries. The fair value is based on information on market prices and, in the case of securities quoted, on the purchase price disclosed. The value of any defined benefit asset then recognized is limited to the present value of any economic benefits available as a reduction in future plan contribution from the Company.

Actuarial costs recognized in the statement of income are limited to the service cost and cost of interest on the defined benefit plan obligation. Any changes in the measurement of plan assets and obligations are initially recognized in other comprehensive income, and immediately reclassified to retained earnings in P&L.

The Company and its subsidiaries manage and individually sponsors a health care plan for retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/1998 (which provides for private health care and health insurance plans). As provided for in Articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees.

b)    Critical estimates and judgments

The cost of pension plans with defined benefits and other post-employment health care benefits and the present value of the pension obligation are determined using actuarial valuation methods. Actuarial valuation involves use of assumptions about discount rates, future salary increases, mortality rates and future increases in pension and annuity benefits. The obligation for defined benefits is highly sensitive to changes in these assumptions. All assumptions are reviewed on an annual basis.

The mortality rate is based on publicly available mortality tables in the country. Future salary increases, and pension increases are based on expected future inflation rates for the country.

c)    Information on pension plans and other post-employment benefits

The plans sponsored by the Company and its subsidiaries and the related benefit types are as follows:

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare - Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks, TGLog, TIS and CloudCo Brasil

The Company has participation in the decisions that directly affect the governance of the plans, with members nominated for both the Deliberative Council and the Fiscal Council of the administrators Visão Prev Sociedade de Previdência Complementar (“Visão Prev”) and Fundação Sistel de Seguridade Social (“Sistel”).

The defined benefit obligation is made up of different components, according to the pension characteristic of each plan, and may include the actuarial liabilities of supplementary pension liabilities, health care benefits to retirees and dependents or compensation for death or disability of members. This liability is exposed to economic and demographic risks, such as: (i) increases in medical costs that could impact the cost of health care plans; (ii) salary growth; (iii) long-term inflation rate; (iv) nominal discount rate; and (v) life expectancy of members and pensioners.

The fair value of plan assets is primarily comprised of fixed income investments (NTN’s, LFT’s, LTN’s, repurchase agreements, CDBs, debentures, letters of guarantee and FIDC shares) and equity investments (highly liquid, well regarded, large company shares and investments in market indices).

Due to the concentration of fixed income and floating rate investments plan assets are mainly exposed to the risks inherent in the financial market and economic environment such as: (i) market risk in the economic sectors where variable income investments are concentrated; (ii) risk events that impact the economic environment and market indices where variable income investments are concentrated; and (iii) the long-term inflation rate that may erode the profitability of fixed income investments at fixed rates.

The companies that administer post-employment benefits plans sponsored by the Company (Visão Prev and Sistel) seek to meet the flows of assets and liabilities through the acquisition of fixed income securities and other long-term assets.

With the exception of the Companhia Telefônica Brasileira (“CTB”) and the healthcare plan under Law No. 9656/98, generally all benefit plans that have funds constituted present a surplus position. The economic benefit recorded in the Company’s assets or that of its subsidiaries does not reflect the total surplus determined in these plans, as it only considers only the portion of the surplus which presents a real possibility of recovery. The means of plan surplus recovery is solely through reductions in future contributions and given that not all plans currently receive enough contributions for full recovery of surpluses, the economic benefit recorded under assets is limited to the total possible recovery amount in accordance with projected future contributions.

The position of plan assets is on December 31, 2022 and 2021, respectively, and plan assets were apportioned based on the Company’s actuarial liabilities in relation to the total actuarial liabilities of the plan.

The actuarial gains and losses generated in each year are immediately recognized in equity (in other comprehensive income).

The following is a summary of the pension plans and other post-employment benefits:

c.1) Post-Employment Health Benefits Plans

The actuarial valuation made for the PAMA health plan used the registration of the participants with a base date of July 31, 2022, while the actuarial valuation made for the health plan Law No. 9,656/98 used the registration of the participants with a base date of August 31, 2022, both plans projected for December 31, 2022. For comparative exercises, the actuarial valuation made for the PAMA health plan used the registration of the participants with a base date of July 31, 2021, while the actuarial valuation made for the health plan Law No. 9,656/98 used the registration of the participants with a base date of August 31, 2021, both plans projected for December 31, 2021.

c.1.1) Healthcare Plan to Retirees and Special Coverage Program (PAMA and PAMA-PCE)

The Company, together with other companies of the former Telebrás System, at shared cost, sponsor health care plans (PAMA and PAMA-PCE) to retirees. These plans are managed by Fundação Sistel and are closed plans, not admitting new members.

Contributions to the plans are determined based on actuarial valuations prepared by independent actuaries, in accordance with the rules in force in Brazil. The funding procedure is the capitalization method and the sponsor’s contribution are at the fixed percentage of payroll of employees covered by the Telefônica BD plan.

c.1.2) Health care plan – Law No. 9656/1998

The Company manages and together with its subsidiaries sponsors a health care plan to retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/98.

As provided for in Articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees. Benefitted participants are classified as (i) retirees and their dependents; and (ii) dismissed employees and their dependents.

Retirees and dismissed employees, in order to keep their right to the benefits, must make contributions to the plan in accordance with the contribution tables by age bracket established by carriers and/or insurance companies.

c.2) Post-employment Social Security Plans

The actuarial valuation carried out for the CTB and PBS-A pension plans used the registration of participants with a base date of July 31, 2022, projected for December 31, 2022, and the registration of participants with a base date of July 31, 2021, projected for December 31, 2021.

The actuarial valuation carried out for the pension plans Telefônica BD and Plans Visão used the registration of participants with a base date of August 31, 2022, projected for December 31, 2022 and the registration of participants with a base date July 31, 2021, projected to December 31, 2021.

c.2.1) PBS Assisted Plan (PBS-A)

The PBS-A plan is a defined benefit private pension plan managed by Sistel and sponsored by the Company jointly with the other telecommunications companies originating in the privatization of the Telebrás System. The plan is subject to funding by sponsors in the case of any asset insufficiency to ensure pension supplementation of participants in the future.

The PBS-A plan comprises assisted participants of the Sistel Benefit Plan who were already retirees on January 31, 2000, from all the participating sponsors, with joint liability of all sponsors to the plan and Sistel.

According to PREVIC Ordinance No. 1,061, of December 5, 2019, published in the DOU on December 9, 2019, Sistel approved the distribution of part of its surplus, in the form of PBS-A’s special reserve, with reversal of values to sponsors and improvement of benefits, in the form of temporary income, to those assisted.The participation corresponding to the Company in the distribution of this reserve was calculated in the amount of R$215,328, with expected distribution in the form of 36 monthly payments, corrected by the plan’s income, already received in full by the Company (Note 11).

Even considering the distribution of the reserve approved by PREVIC, PBS-A still has assets in excess of actuarial obligations as of December 31, 2022 and 2021. These surpluses were not recognized due to the lack of legal provision for their reimbursement and, as they are not a contributory plan, no deduction is possible in future contributions.

c.2.2) CTB Plan

Contributions to the CTB plan are determined based on actuarial valuations prepared by independent actuaries, in accordance with the rules in force in Brazil. The funding procedure is the capitalization method and the sponsor’s contribution are a fixed percentage of payroll of employees covered by the plan.

The Company also individually manages and sponsors the CTB plan, originally provided to former employees of CTB who were in the Company in 1977, with whom an individual retirement concession agreement was executed to encourage their resignation. This is an informal pension supplementation benefit paid to former employees directly by the Company. These plans are closed, and no other members are admitted.

c.2.3) Telefônica DB Plan

The Company individually sponsors the defined benefit retirement, Telefônica DB plan.

In order to improve allocation of Telefônica DB plan assets and analyze the coverage ratio of plan obligations in future years, a stochastic Application Lifecycle Management (“ALM”) study was prepared by Visão Prev and Willis Towers Watson. This ALM study aimed at projecting the ratio between coverage of liabilities (solvency ratio) and the risk of mismatching measured by the standard deviation of the solvency ratio. The study concluded that the plan presents sustainable projection of their coverage ratio with the current investments’ portfolio.

At the time of the concession, a benefit is calculated which will be paid in a lifelong form and updated by inflation. This plan is not open to new accessions.

The contributions are defined according to the costing plan, which is calculated considering financial, demographic and economic hypotheses in order to accumulate enough resources to pay the benefits to the participants who are already receiving them, and to the new pensions.

c.2.4) VISÃO Plans (Visão Telefônica and Visão Multi plans)

The Company and its subsidiaries sponsor defined contribution plans with defined benefit components (hybrid plans) and pension benefits, the Visão plans, managed by Visão Prev. The contribution is attributed to each subsidiary in the economic and demographic proportion of its respective obligation to the plan.

The contributions made by the Company and subsidiaries related to defined contribution plans totaled R$53,732 on December 31, 2022 (R$54,592 on December 31, 2021).

The contributions to the Visão Telefônica and Visão Multi plans are: (i) basic and additional contribution, with contributions made by the participant and sponsor; and (ii) additional, sporadic and specific contribution, with contributions made only by the participant.

In addition, the participant has the possibility to choose one of five investment profiles to apply to their balance, and they are: Super Conservative, Conservative, Moderate, Aggressive and Aggressive Fixed Income Long-Term.

c.3)  Consolidated information on pension plans and other post-employment benefits

c.3.1) Reconciliation of net liabilities (assets)

	12.31.22			12.31.21
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Present value of DB plan obligations	1,969,220	1,495,397	3,464,617	2,066,175	1,401,044	3,467,219
Fair value of plan assets	3,273,309	909,271	4,182,580	3,310,273	860,165	4,170,438
Net liabilities (assets)	(1,304,089)	586,126	(717,963)	(1,244,098)	540,879	(703,219)

Asset limitation	1,368,814	114,804	1,483,618	1,217,739	40,146	1,257,885

Current assets	—	—	—	(90,538)	—	(90,538)
Non-current assets	(4,161)	—	(4,161)	(4,613)	—	(4,613)
Current liabilities	7,643	19,734	27,377	7,146	12,800	19,946
Non-current liabilities	61,243	681,196	742,439	61,646	568,225	629,871

c.3.2) Total expenses recognized in the statement of income

	2022			2021			2020
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Current service cost	1,857	13,667	15,524	2,184	21,361	23,545	3,036	26,576	29,612
Net interest on net actuarial assets/liabilities	(2,466)	51,628	49,162	(7,062)	70,436	63,374	(10,385)	82,151	71,766
Total	(609)	65,295	64,686	(4,878)	91,797	86,919	(7,349)	108,727	101,378

c.3.3) Amounts recognized in other comprehensive income (loss)

	2022			2021			2020
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Actuarial losses (gains)	(46,511)	6,843	(39,668)	(70,083)	(399,872)	(469,955)	114,556	(256,010)	(141,454)
Asset limitation effect	46,240	71,149	117,389	56,024	17,008	73,032	(128,320)	(40,137)	(168,457)
Total	(271)	77,992	77,721	(14,059)	(382,864)	(396,923)	(13,764)	(296,147)	(309,911)

c.3.4) Changes in amount net of liability (asset) of defined benefit, net

	12.31.22			12.31.21
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Net defined benefit liability (asset) at the beginning of the year	(26,359)	581,025	554,666	(91,272)	880,791	789,519
Expenses	(609)	65,295	64,686	(4,878)	91,797	86,919
Sponsor contributions	(7,529)	(23,382)	(30,911)	(8,071)	(8,699)	(16,770)
Amounts recognized in OCI	(271)	77,992	77,721	(14,059)	(382,864)	(396,923)
Distribution of reserves	99,493	—	99,493	91,921	—	91,921
Net defined benefit liability (asset) at the end of the year	64,725	700,930	765,655	(26,359)	581,025	554,666
Actuarial assets per balance sheet	(4,161)	—	(4,161)	(95,151)	—	(95,151)
Actuarial liabilities per balance sheet	68,886	700,930	769,816	68,792	581,025	649,817

c.3.5) Changes in defined benefit liability

	12.31.22			12.31.21
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Defined benefit liability at the beginning of the year	2,066,175	1,401,044	3,467,219	2,238,700	1,863,359	4,102,059
Current service costs	1,857	13,667	15,524	2,184	21,361	23,545
Interest on actuarial liabilities	169,354	121,216	290,570	160,140	144,463	304,603
Benefits paid	(188,382)	(70,975)	(259,357)	(175,863)	(52,570)	(228,433)
Member contributions paid	368	—	368	336	—	336
Actuarial losses (gains) adjusted by experience	63,005	189,038	252,043	176,664	(316,034)	(139,370)
Actuarial losses (gains) adjusted by financial assumptions	(143,157)	(158,593)	(301,750)	(335,986)	(259,535)	(595,521)
Defined benefit liability at the end of the year	1,969,220	1,495,397	3,464,617	2,066,175	1,401,044	3,467,219

c.3.6) Changes in the fair value of plan assets

	12.31.22			12.31.21
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Fair value of plan assets at the beginning of the year	3,310,273	860,165	4,170,438	3,411,297	1,004,048	4,415,345
Benefits paid	(182,298)	(47,636)	(229,934)	(169,257)	(43,912)	(213,169)
Participants contributions paid	368	—	368	336	—	336
Sponsor contributions paid	1,445	43	1,488	1,465	40	1,505
Interest income on plan assets	276,655	73,096	349,751	247,591	75,686	323,277
Return on plan assets excluding interest income	(33,641)	23,603	(10,038)	(89,238)	(175,697)	(264,935)
Distribution of reserves	(99,493)	—	(99,493)	(91,921)	—	(91,921)
Fair value of plan assets at the end of the year	3,273,309	909,271	4,182,580	3,310,273	860,165	4,170,438

c.3.7) Changes in asset limitation

	12.31.22			12.31.21
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Asset Limitation at the beginning of the year	1,217,739	40,146	1,257,885	1,081,325	21,480	1,102,805
Interest on the asset limitation	104,835	3,509	108,344	80,390	1,658	82,048
Changes in the assets limitation, except interest	46,240	71,149	117,389	56,024	17,008	73,032
Asset Limitation at the end of the year	1,368,814	114,804	1,483,618	1,217,739	40,146	1,257,885

c.3.8) Results projected for 2023

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Current service cost	1,747	9,378	11,125
Net interest on net defined benefit liability/asset	5,903	68,825	74,728
Total	7,650	78,203	85,853

c.3.9) Sponsoring company contributions projected for 2023

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Sponsor contributions	1,750	—	1,750
Benefits paid directly by the sponsor	7,643	19,822	27,465
Total	9,393	19,822	29,215

c.3.10) Average weighted duration of defined benefit liability

	Post-		Post-
	retirement		retirement
	pension plans		health plans
In 2022	7.8	years	13.5	years
In 2021	8.4	years	14.3	years

c.3.11) Actuarial assumptions

12.31.22
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	9.75% to 9.83%	9.78% to 9.83%
Future salary growth rate	4.57% to 6.35%	N/A
Medical expense growth rate	N/A	6.61%
Nominal annual adjustment rate of pension benefits	3.50%	N/A
Medical service eligibility age	N/A	59 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50% ) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2015 to 2017)	Turnover experience in VISÃO plans (2015 to 2017)

12.31.21
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	8.56% to 8.61%	8.74% to 8.78%
Future salary growth rate	4.32% to 6.09%	N/A
Medical expense growth rate	N/A	6.35%
Nominal annual adjustment rate of pension benefits	3.25%	N/A
Medical service eligibility age	N/A	57 to 63 years
Estimated retirement age	57 to 60 years	59 to 63 years
Mortality table for nondisabled individuals	AT-2000 Basic segregated by gender, down-rated by 10% and 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	RP-2000 Disabled Male, down-rated by 60%	RP-2000 Disabled Male, down-rated by 60%
Disability table	Light-Forte, Álvaro Vindas (down-rated by 50%) and Light-Fraca, down rated by 50%	Light-Forte
Turnover	Turnover experience in VISÃO plans (2015 to 2017)	Turnover experience in VISÃO plans (2015 to 2017)

In addition to the assumptions presented in the tables above, for 2022 and 2021 other assumptions common to all plans were adopted, as follows: (i) long-term inflation rate: 3.50% in 2022 and 3.25% in 2021; and (ii) annual increase in the use of medical services according to age: 4.0% for 2022 and 2021.

c.3.12) Changes in actuarial assumptions in relation to the prior year

In order to adjust some actuarial assumptions to the economic and demographic reality, a study was conducted for the plans administered by Visão Prev and Sistel, which adopted the definition of the assumptions in their Deliberative Councils.

The main economic and financial assumptions that have changed in relation to the previous fiscal year and that interfere with the defined benefit liability are: (i) rates for discount to present value of the defined benefit liability; (ii) long-term inflation rate; (iii) rate of future wage growth; (iv) rate of growth of medical costs; and (v) annual nominal index of adjustment of social security benefits.

The impacts on the plans’ defined benefit liabilities due to the new definition of the actuarial assumptions are as follows:

	Post-	Post-
	retirement	retirement
	pension plans	health plans	Total
Defined benefit liability, based on current actuarial assumptions	1,969,220	1,495,397	3,464,617
Defined benefit liability, based on prior-year actuarial assumptions	2,112,377	1,653,990	3,766,367
Difference from change in actuarial assumptions	(143,157)	(158,593)	(301,750)

c.3.13) Sensitivity analysis for actuarial assumptions

The Company believes that the significant actuarial assumptions with reasonable likelihood of variation due to financial and economic scenarios, which could significantly change the amount of the defined benefit obligation, are the discount rate used to adjust the defined benefit liability to present value and the rate of growth of medical costs.

Below, we present a sensitivity analysis on the defined benefit obligation for scenarios of increase and decrease in the discount rate used to adjust the defined benefit liability to present value and in the growth rate of medical costs.

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	1,969,220	1,495,397	3,464,617
Considering a rate increased by 1%	1,969,220	1,700,076	3,669,296
Considering a rate decreased by 1%	1,969,220	1,326,082	3,295,302

Defined benefit liability, discounted to present value at current rate	1,969,220	1,495,397	3,464,617
Considering a rate increased by 0.5%	1,901,638	1,406,988	3,308,626
Considering a rate decreased by 0.5%	2,041,501	1,593,293	3,634,794

c.3.14) Allocation of plan assets

	12.31.22		12.31.21
	Post-retirement	Post-retirement	Post-retirement	Post-retirement
	pension plans	health plans	pension plans	health plans
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	2,809,035	848,895	2,756,822	799,953
Treasury Financial Letter	161,175	60,376	222,907	59,352
Repurchase operations	164,776	—	136,725	—
Debentures	20,716	—	29,278	—
Financial Letter	840	—	883	—
FIDC shares / Others	6,896	—	20,919	—
National Treasury Notes (LTN)	20	—	23,379	860
Variable income investments
Investments linked to funds and market indexes	6,217	—	5,667	—
Real estate investments	84,497	—	91,845	—
Loans to participants	17,215	—	20,496	—
Structured and overseas investments	1,922	—	1,352	—
Total	3,273,309	909,271	3,310,273	860,165

Due to the concentration of investments in fixed and variable income, plan assets are exposed mainly to risks inherent to the financial market and the economic scenario, such as: (i) market risk in the economic sectors where investments in variable income are concentrated; (ii) risk of events that impact the economic scenario and market indices where variable income investments are concentrated; and (iii) long-term inflation rate that can consume the profitability of investments in fixed income with pre-fixed remuneration.

The administrators of post-employment benefit plans sponsored by the Company (Visão Prev and Sistel) seek to match asset and liability flows through the acquisition of fixed income securities and other long-term assets.